EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2020
EMPLOYEE BENEFIT PLAN
EMPLOYEE BENEFIT PLAN

16.    EMPLOYEE BENEFIT PLAN

We sponsor the Wheels Up Partners LLC Retirement Savings Plan (the “Savings Plan”). The Savings Plan qualifies for the deferral of employee compensation under section 401(k) of the Internal Revenue Code and provides for a discretionary employer match. Under the Savings Plan, participating employees may contribute eligible compensation not to exceed the limit of elective deferrals as defined by the applicable regulations. During 2020, we started making matching contributions and the match was 50% per dollar of participant deferral, up to 6% of the total compensation for each participant. Our contribution vests with the employee after the employee completes three years of service. Employer-funded 401(k) contribution expense was $3.2 million for the year ended December 31, 2020. We did not make any matching contributions to the Savings Plan for the years ended December 31, 2019 and 2018.